UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5979

John Hancock California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

MUTUAL FUNDS

John Hancock

California Tax-Free Income Fund

Semiannual Report

11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	1.41	2.49	3.84	–3.58	1.41	13.11	45.78	3.76

Class B	0.25	2.22	3.62	–4.37	0.25	11.62	42.75	3.07

Class C	4.25	2.56	3.44	–0.42	4.25	13.50	40.20	3.07

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 0.87%, Class B — 1.72% and Class C — 1.72%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the Fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

6	California Tax-Free Income Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$14,275	$14,275	$16,831

Class C2	11-30-00	14,020	14,020	16,831

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market. It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.

Semiannual report | California Tax-Free Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,010.00	$4.33

Class B	1,000.00	1,005.70	8.60

Class C	1,000.00	1,005.70	8.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	California Tax-Free Income Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,020.80	$4.36

Class B	1,000.00	1,016.50	8.64

Class C	1,000.00	1,016.50	8.64

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 0.86%, 1.71% and 1.71% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | California Tax-Free Income Fund	9

Portfolio summary

Top 10 Holdings[1]

Santa Ana Financing Authority, 7-1-24, 6.250%	3.8%

Golden State Tobacco Securitization Corp., 6-1-35, 5.000%	3.3%

San Bernardino County, 8-1-17, 5.500%	2.9%

New Haven Unified School District, 8-1-22, Zero	2.7%

Commonwealth of Puerto Rico, 7-1-15, 6.500%	2.4%

State of California, 4-1-29, 4.750%	2.1%

State of California, 4-1-33, 6.500%	2.0%

Inglewood Unified School District, 10-15-26, 5.250%	1.9%

California State Public Works Board, 6-1-18, 5.500%	1.9%

California State Public Works Board, 12-1-19, 5.000%	1.9%

Sector Composition[2,3]

General Obligation Bonds	19%	Utilities	2%

Revenue Bonds		Water & Sewer	2%

Facilities	19%	Airport	1%

Tobacco	10%	Housing	1%

Transportation	10%	Pollution	1%

Education	7%	Other Revenue	16%

Health Care	7%	Short-Term Investments & Other	5%

Quality Composition[2,4]

AAA	4%

AA	18%

A	38%

BBB	19%

BB	4%

Not Rated	12%

Short-Term Investments & Other	5%

1 As a percentage of net assets on 11-30-10. Cash and cash equivalents are not included in Top 10 Holdings.
2 As a percentage of net assets on 11-30-10.
3 Investments focused on one sector may fluctuate more widely than investments diversified across sectors. Because the Fund may focus on particular sectors, its performance may depend on the performance of those sectors.
4 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	California Tax-Free Income Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Municipal Bonds 95.30%				$266,158,335

(Cost $265,179,994)

California 86.09%

ABAG Finance Authority for Nonprofit Corps.,
Institute on Aging	5.650	08-15-38	$1,000,000	951,610

ABAG Finance Authority for Nonprofit Corps.,
San Diego Hospital Association, Series A	6.125	08-15-20	1,800,000	1,822,608

ABAG Finance Authority for Nonprofit Corps.,
Sharp Healthcare	6.250	08-01-39	1,000,000	1,083,330

Anaheim Certificates of Participation,
Convention Center (D)(P)	11.402	07-16-23	2,000,000	2,015,320

Anaheim Public Financing Authority,
Public Improvement Project, Series C (D)	Zero	09-01-18	3,000,000	2,170,770

Antioch Public Financing Authority, Series B	5.850	09-02-15	1,365,000	1,380,288

Belmont Community Facilities, Library Project,
Series A (D)	5.750	08-01-24	1,000,000	1,081,810

California County Tobacco Securitization
Agency, Fresno County Funding Corp.	6.000	06-01-35	1,765,000	1,475,258

California County Tobacco Securitization
Agency, Kern County Corp., Series A	6.125	06-01-43	5,000,000	3,891,650

California County Tobacco Securitization
Agency, Public Improvements	5.250	06-01-21	5,000,000	4,549,050

California County Tobacco Securitization
Agency, Stanislaus Funding, Series A	5.500	06-01-33	915,000	792,116

California Educational Facilities Authority,
College and University Financing Project	5.000	02-01-26	4,525,000	3,806,566

California Educational Facilities Authority,
Woodbury University	5.000	01-01-25	1,800,000	1,690,632

California Educational Facilities Authority,
Woodbury University	5.000	01-01-30	2,000,000	1,805,980

California Health Facilities Financing Authority,
Catholic Healthcare West, Series G	5.250	07-01-23	1,000,000	1,022,050

California Health Facilities Financing Authority,
Providence Health and Services, Series C	6.500	10-01-33	1,000,000	1,125,360

California Health Facilities Financing Authority,
Scripps Health, Series A	5.000	11-15-36	1,000,000	964,760

California Health Facilities Financing,
Kaiser Permanente, Series A	5.250	04-01-39	2,500,000	2,435,100

California Infrastructure & Economic
Development Bank, California Independent
System Operator, Series A	6.250	02-01-39	2,000,000	2,102,860

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	11

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

California Infrastructure & Economic
Development Bank, J. David Gladstone
Institute Project	5.250	10-01-34	$1,000,000	$926,930

California Infrastructure & Economic
Development Bank, Kaiser Hospital
Association, Series A	5.550	08-01-31	3,000,000	3,037,530

California Infrastructure & Economic
Development Bank, Performing Arts Center	5.000	12-01-27	500,000	499,430

California Pollution Control
Financing Authority, Waste Management
Inc., Series C, AMT (P)	5.125	11-01-23	2,000,000	2,014,380

California State Public Works Board,
Department of Corrections, Series A (D)	5.000	12-01-19	5,000,000	5,187,150

California State Public Works Board,
Department of Corrections, Series C	5.500	06-01-18	5,000,000	5,304,600

California State Public Works Board,
Trustees California State University, Series D	6.250	04-01-34	2,000,000	2,078,720

California State University Revenue,
College and University Revenue, Series A	5.250	11-01-34	1,000,000	1,033,620

California Statewide Communities
Development Authority, Thomas Jefferson
School of Law, Series A	7.250	10-01-38	2,000,000	2,083,880

California Statewide Communities
Development Authority, American Baptist
Homes West	6.250	10-01-39	2,000,000	1,945,160

California Statewide Communities
Development Authority, Senior Living of
Southern California	7.250	11-15-41	1,700,000	1,816,399

California Statewide Communities
Development Authority, University of
California — Irvine	5.750	05-15-32	1,230,000	1,207,676

California Statewide Financing Authority,
Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,078,725

California Statewide Financing Authority,
Tobacco Settlement, Series B	6.000	05-01-37	4,000,000	3,325,960

Capistrano Unified School District,
No. 90-2 Talega	6.000	09-01-33	750,000	716,805

Capistrano Unified School District,
No. 90-2 Talega	5.875	09-01-23	500,000	504,680

Center Unified School District, Series C (D)	Zero	09-01-16	2,145,000	1,736,442

Chula Vista Redevelopment Agency, Series B	5.250	10-01-27	1,250,000	1,049,650

Cloverdale Community Development Agency	5.500	09-01-38	3,000,000	2,340,570

Contra Costa County Public Financing
Authority, Series A (D)	5.000	06-01-28	1,230,000	1,214,465

Corona Community Facilities District No. 97-2	5.875	09-01-23	1,095,000	1,077,064

East Side Union High School District-Santa
Clara County (D)	5.250	09-01-24	2,500,000	2,714,650

Folsom Public Financing Authority, Series B	5.125	09-01-26	1,000,000	883,590

Foothill Eastern Transportation Corridor
Agency, Highway Revenue Tolls	Zero	01-15-25	6,615,000	2,439,017

Foothill Eastern Transportation Corridor
Agency, Highway Revenue Tolls	Zero	01-15-36	30,000,000	4,728,900

Fresno Sewer Revenue, Series A-1 (D)	5.250	09-01-19	1,000,000	1,116,780

12	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Fullerton Community Facilities District No: 1	6.200	09-01-32	$1,000,000	$1,023,510

Golden State Tobacco Securitization Corp.,
Escrowed to Maturity, Series 2003 A–1	6.250	06-01-33	2,185,000	2,397,666

Golden State Tobacco Securitization Corp.,
Series A (D)	5.000	06-01-35	10,000,000	9,205,400

Inglewood Unified School District,
School District (D)	5.250	10-15-26	5,000,000	5,319,800

Irvine Mobile Home Park Revenue,
Meadow Mobile Home Park, Series A	5.700	03-01-28	3,975,000	3,713,962

Kern County, Capital Improvements Project,
Series A (D)	5.750	08-01-35	1,000,000	1,035,480

Laguna-Salada Union School District,
Series C (D)	Zero	08-01-26	1,000,000	392,400

Lancaster School District,
School Improvements (D)	Zero	04-01-19	1,730,000	1,209,495

Lancaster School District,
School Improvements (D)	Zero	04-01-22	1,380,000	757,482

Lee Lake Water District Community Facilities
District No: 2, Montecito Ranch	6.125	09-01-27	1,200,000	1,133,304

Long Beach Harbor Revenue, Series A, AMT (D)	6.000	05-15-18	2,660,000	3,085,600

Long Beach Special Tax Community,
Community Facilities, District 6	6.250	10-01-26	2,500,000	2,372,275

Los Angeles Community College District,
2008 Election, Series A	6.000	08-01-33	4,000,000	4,372,440

Los Angeles Community Facilities District No: 3,
No. 3 Cascades Business Park	6.400	09-01-22	655,000	656,048

Los Angeles Department of Water & Power,
Electric Power & Light Revenues, Series A–1	5.250	07-01-38	2,000,000	2,070,720

M-S-R Energy Authority,
Natural Gas Revenue, Series B	6.500	11-01-39	2,500,000	2,710,450

Modesto Community Facilities District No: 4-1	5.100	09-01-26	3,000,000	2,387,760

New Haven Unified School District, Series B (D)	Zero	08-01-22	14,200,000	7,412,542

Northern California Power Agency,
California — Oregon Transportation Project,
Series A (D)	7.000	05-01-13	100,000	106,999

Orange County Improvement Bond Act 1915,
Series B	5.750	09-02-33	1,570,000	1,498,989

Oxnard Community Facilities District: No. 3,
Seabridge	5.000	09-01-35	1,495,000	1,200,440

Paramount Unified School District, Series B (D)	Zero	09-01-25	4,735,000	1,990,831

Pasadena California Certificates Participation
Refunding Old Pasadena Parking
Facility Project	6.250	01-01-18	775,000	893,575

Rancho Santa Fe Community Services District
No: 01	6.700	09-01-30	1,000,000	999,860

Ripon Redevelopment Agency,
Ripon Community Redevelopment Project (D)	4.750	11-01-36	1,565,000	1,268,949

Riverside County Asset Leasing Corp.,
Health, Hospital & Nursing Home
Improvements, Series A	6.500	06-01-12	685,000	708,002

San Bernardino County,
Medical Center Financial Project, Series B	5.500	08-01-17	7,855,000	8,151,840

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	13

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

San Bernardino County, Capital Facilities
Project, Escrowed to Maturity, Series B (D)	6.875	08-01-24	$350,000	$460,698

San Bruno Park School District, School
Improvements, Series B (D)	Zero	08-01-21	1,015,000	585,290

San Bruno Park School District, School
Improvements, Series B (D)	Zero	08-01-23	1,080,000	541,307

San Diego County Regional Airport Authority	5.000	07-01-30	1,550,000	1,552,279

San Diego County Regional Airport Authority	5.000	07-01-34	1,000,000	980,950

San Diego Public Facilities Financing Authority,
Lease Revenue	5.250	03-01-40	1,000,000	949,830

San Diego Redevelopment Agency,
City Heights, Series A	5.750	09-01-23	1,000,000	954,690

San Diego Redevelopment Agency,
City Heights, Series A	5.800	09-01-28	1,395,000	1,275,058

San Diego Redevelopment Agency,
Public Improvements, Series B	Zero	09-01-17	1,600,000	1,092,544

San Diego Redevelopment Agency,
Public Improvements, Series B	Zero	09-01-18	1,700,000	1,069,572

San Diego Unified School District, Election of
1998, Series A (D)	Zero	07-01-21	2,500,000	1,525,675

San Francisco City & County Redevelopment
Agency, Community Facilities, District No. 6,
Series A	6.000	08-01-25	2,500,000	2,468,600

San Francisco City & County Redevelopment
Agency, Department of General Services
Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,026,675

San Francisco City & County Redevelopment
Financing Authority, Mission Bay South
Redevelopment, Series D	6.625	08-01-39	1,000,000	1,045,370

San Francisco City & County Redevelopment
Financing Authority, San Francisco
Redevelopment Projects, Series B	6.625	08-01-39	700,000	736,603

San Francisco State Building Authority, Series A	5.000	10-01-13	1,350,000	1,402,110

San Joaquin County,
County Administration Building (D)	5.000	11-15-29	2,965,000	2,835,430

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-14	5,000,000	4,812,850

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Escrowed
to Maturity	Zero	01-01-22	6,500,000	4,429,295

San Joaquin Hills Transportation Corridor
Agency, Highway Revenue Tolls, Series A	5.750	01-15-21	5,000,000	4,671,800

San Mateo County Joint Power Authority (D)	5.000	07-01-21	1,815,000	1,876,002

Santa Ana Financing Authority, Main Place
Project, Series D (D)	5.600	09-01-19	1,000,000	981,490

Santa Ana Financing Authority, Police
Administration & Holdings Facility, Series A	6.250	07-01-19	1,790,000	2,054,938

Santa Ana Financing Authority, Police
Administration & Holdings Facility,
Series A (D)	6.250	07-01-24	10,000,000	10,707,100

14	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
California (continued)

Santa Fe Springs Community Development
Commission, Construction Redevelopment
Project, Series A (D)	Zero	09-01-20	$1,275,000	$725,896

Santaluz Community Facilities District No: 2,
Improvement Area No. 1	6.375	09-01-30	1,485,000	1,474,115

Southern California Public Power Authority,
Natural Gas Revenue, Series A	5.250	11-01-26	2,000,000	2,045,520

State of California	5.250	11-01-40	2,000,000	1,944,080

State of California (D)	4.750	04-01-29	6,000,000	5,785,980

State of California, Correctional
Facility Improvements	5.000	10-01-29	2,000,000	1,949,840

State of California, Housing	5.125	11-01-24	1,000,000	1,012,390

State of California, Public Improvements	5.125	04-01-23	2,000,000	2,065,500

State of California, Recreation Facilities and
School Improvements	6.500	04-01-33	5,000,000	5,516,500

State of California, Water, Utility and
Highway Improvements	5.250	03-01-30	2,000,000	2,004,180

Torrance Hospital Revenue, Torrance Memorial
Medical Center, Series A	5.500	06-01-31	2,000,000	2,006,280

Tuolumne Wind Project Authority,
Tuolumne County Project, Series A	5.625	01-01-29	1,000,000	1,065,740

Vallejo Sanitation & Flood Control District (D)	5.000	07-01-19	2,139,000	2,178,400

West Covina Redevelopment Agency,
Fashion Plaza	6.000	09-01-22	3,000,000	3,332,550

Puerto Rico 9.21%

Commonwealth of Puerto Rico	6.500	07-01-15	6,000,000	6,753,900

Commonwealth of Puerto Rico, Series A	5.375	07-01-33	1,250,000	1,254,188

Commonwealth of Puerto Rico, Series A	5.000	07-01-23	5,000,000	5,018,550

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	10.021	07-01-11	3,900,000	4,161,529

Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A (Zero Coupon steps
up to 6.125% on 7-1-11)	Zero	07-01-24	1,750,000	1,781,168

Puerto Rico Highway &
Transportation Authority,
Fuel Sales Tax Revenue, Series A (D)	5.000	07-01-38	190,000	179,413

Puerto Rico Highway &
Transportation Authority,
Fuel Sales Tax Revenue, Series Z (D)	6.250	07-01-14	3,250,000	3,616,535

Puerto Rico Industrial Tourist Education
Medical & Environment, Authority, Hospital
de la Concepcion	6.500	11-15-20	500,000	506,805

Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	2,437,410

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	15

	Par value	Value
Short-Term Investments 4.29%		$11,994,000

(Cost $11,994,000)

Repurchase Agreement 4.29%

Repurchase Agreement with State Street Corp. dated 11-30-10 at
0.010% to be repurchased at $11,994,003 on 12-1-10, collateralized by
$11,240,000 Federal National Mortgage Association, 4.625% due 5-1-13
(valued at $12,337,550, including interest)	$11,994,000	11,994,000

Total investments (Cost $277,173,994)† 99.59%		$278,152,335

Other assets and liabilities, net 0.41%		$1,135,185

Total net assets 100.00%		$279,287,520

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of these companies:

Insurance coverage	As a percentage of total investments

Ambac Financial Group, Inc.	2.66%
Assured Guaranty Corp.	0.37%
Assured Guaranty Municipal Corp.	7.17%
Financial Guaranty Insurance Company	3.31%
National Public Finance Guarantee Corp.	17.12%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $275,562,328. Net unrealized appreciation aggregated $2,590,007, of which $13,009,508 related to appreciated investment securities and $10,419,501 related to depreciated investment securities.

The Fund has the following sector composition as of 11-30-10 (as a percentage of total net assets):

General Obligation Bonds	19%
Revenue Bonds
Facilities	19%
Tobacco	10%
Transportation	10%
Education	7%
Health Care	7%
Utilities	2%
Water & Sewer	2%
Airport	1%
Housing	1%
Pollution	1%
Other Revenue	16%
Short-Term Investments & Other	5%

16	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $277,173,994)	$278,152,335
Cash	103
Receivable for fund shares sold	537,116
Interest receivable	3,784,574
Other receivables and prepaid assets	44,464

Total assets	282,518,592

Liabilities

Payable for investments purchased	1,926,920
Payable for fund shares repurchased	564,375
Distributions payable	480,641
Payable to affiliates
Accounting and legal services fees	3,792
Transfer agent fees	15,907
Distribution and service fees	31,001
Trustees’ fees	28,708
Management fees	127,302
Other liabilities and accrued expenses	52,426

Total liabilities	3,231,072

Net assets

Capital paid-in	$278,355,488
Undistributed net investment income	241,335
Accumulated net realized loss on investments	(287,644)
Net unrealized appreciation (depreciation) on investments	978,341

Net assets	$279,287,520

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($249,302,690 ÷ 24,468,666 shares)	$10.19
Class B ($3,041,557 ÷ 298,482 shares)[1]	$10.19
Class C ($26,943,273 ÷ 2,644,440 shares)[1]	$10.19

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.67

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$7,656,820

Expenses

Investment management fees (Note 4)	773,079
Distribution and service fees (Note 4)	337,680
Accounting and legal services fees (Note 4)	20,679
Transfer agent fees (Note 4)	98,920
Trustees’ fees (Note 4)	13,563
State registration fees	5,902
Printing and postage	8,524
Professional fees	34,813
Custodian fees	21,260
Registration and filing fees	10,890
Other	6,664

Total expenses	1,331,974

Net investment income	6,324,846

Realized and unrealized gain (loss)

Net realized gain on investments	137,575
Change in net unrealized appreciation (depreciation) of investments	(3,958,810)

Net realized and unrealized loss	(3,821,235)

Increase in net assets from operations	$2,503,611

18	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$6,324,846	$13,496,068
Net realized gain	137,575	246,587
Change in net unrealized appreciation (depreciation)	(3,958,810)	16,429,620

Increase in net assets resulting from operations	2,503,611	30,172,275

Distributions to shareholders
From net investment income
Class A	(5,677,806)	(12,251,295)
Class B	(65,530)	(200,255)
Class C	(480,862)	(816,895)

Total distributions	(6,224,198)	(13,268,445)

From Fund share transactions (Note 5)	4,450,962	(9,468,814)

Total increase	730,375	7,435,016

Net assets

Beginning of period	278,557,145	271,122,129

End of period	$279,287,520	$278,557,145

Undistributed net investment income	$241,335	$140,687

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	19

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income[4]	0.24	0.50	0.36	0.47	0.47	0.49	0.51
Net realized and unrealized gain
(loss) on investments	(0.13)	0.61	(0.65)	(0.25)	(0.32)	(0.15)	0.16
Total from investment operations	0.11	1.11	(0.29)	0.22	0.15	0.34	0.67
Less distributions
From net investment income	(0.24)	(0.49)	(0.36)	(0.46)	(0.47)	(0.49)	(0.50)
From net realized gain	—	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.24)	(0.49)	(0.37)	(0.47)	(0.47)	(0.49)	(0.50)
Net asset value, end of period	$10.19	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)[5]	1.00[7]	11.69[6]	(2.63)[6,7]	2.18[6]	1.34[6]	3.19[6]	6.24

Ratios and supplemental data
Net assets, end of period
(in millions)	$249	$250	$248	$294	$304	$296	$306
Ratios (as a percentage of average
net assets):
Expenses before reductions	0.86[9]	0.85	0.91[8,9]	0.81	0.81	0.82	0.86
Expenses net of fee waivers	0.86[9]	0.85	0.91[8,9]	0.81	0.81	0.82	0.86
Net investment income	4.59[9]	4.97	5.10[9]	4.45	4.33	4.53	4.59
Portfolio turnover (%)	2	9	26	22	41	33	13

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.

20	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income[4]	0.20	0.41	0.30	0.38	0.38	0.40	0.41
Net realized and unrealized gain
(loss) on investments	(0.14)	0.61	(0.65)	(0.25)	(0.32)	(0.15)	0.16
Total from investment operations	0.06	1.02	(0.35)	0.13	0.06	0.25	0.57
Less distributions
From net investment income	(0.19)	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)
From net realized gain	—	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.19)	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)
Net asset value, end of period	$10.19	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)[5]	0.57[7]	10.75[6]	(3.25)[6,7]	1.31[6]	0.48[6]	2.32[6]	5.35

Ratios and supplemental data

Net assets, end of period
(in millions)	$3	$4	$7	$10	$15	$24	$32
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[9]	1.70	1.76[8,9]	1.66	1.66	1.67	1.71
Expenses net of fee waivers	1.71[9]	1.70	1.76[8,9]	1.66	1.66	1.67	1.71
Net investment income	3.74[9]	4.12	4.25[9]	3.59	3.47	3.68	3.75
Portfolio turnover (%)	2	9	26	22	41	33	13

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
9 Annualized.

See notes to financial statements	Semiannual report | California Tax-Free Income Fund	21

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09[2]	8-31-08	8-31-07	8-31-06	8-31-05[3]

Per share operating performance

Net asset value, beginning
of period	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08	$10.91
Net investment income[4]	0.19	0.41	0.30	0.38	0.37	0.40	0.41
Net realized and unrealized gain
(loss) on investments	(0.13)	0.61	(0.65)	(0.25)	(0.31)	(0.15)	0.16
Total from investment operations	0.06	1.02	(0.35)	0.13	0.06	0.25	0.57
Less distributions
From net investment income	(0.19)	(0.40)	(0.30)	(0.37)	(0.38)	(0.40)	(0.40)
From net realized gain	—	—	(0.01)	(0.01)	—	—	—
Total distributions	(0.19)	(0.40)	(0.31)	(0.38)	(0.38)	(0.40)	(0.40)
Net asset value, end of period	$10.19	$10.32	$9.70	$10.36	$10.61	$10.93	$11.08
Total return (%)[5]	0.57[7]	10.76[6]	(3.25)[6,7]	1.31[6]	0.48[6]	2.32[6]	5.35

Ratios and supplemental data

Net assets, end of period
(in millions)	$27	$25	$17	$14	$10	$8	$7
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.71[8]	1.70	1.76[8,9]	1.66	1.66	1.67	1.71
Expenses net of fee waivers	1.71[8]	1.70	1.76[8,9]	1.66	1.66	1.67	1.71
Net investment income	3.73[8]	4.11	4.22[8]	3.60	3.47	3.68	3.74
Portfolio turnover (%)	2	9	26	22	41	33	13

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
3 Audited by previous independent registered public accounting firm.
4 Based on the average daily shares outstanding.
5 Does not reflect the effect of sales charges, if any.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.

22	California Tax-Free Income Fund | Semiannual report	See notes to financial statements

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock California Tax-Free Income Fund (the Fund) is a non-diversified open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments are categorized as Level 2 under the hierarchy described above. During the six months ended November 30, 2010, there were no significant transfers in or out of Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Semiannual report | California Tax-Free Income Fund	23

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $1,891,068 available to offset future net realized capital gains as of May 31, 2010. The capital loss carryforward expires as follows: May 31, 2017 — $1,684,651 and May 31, 2018 — $206,417.

24	California Tax-Free Income Fund | Semiannual report

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to amortization and accretion on debt securities.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000, (c) 0.475% of the next $1,000,000,000 and (d) 0.450% of the Fund’s average daily net assets in excess of $2,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (formerly MFC Global Investment Management (U.S.), LLC), an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.01% of the Fund’s average daily net assets.

Semiannual report | California Tax-Free Income Fund	25

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

A	0.15%
B	1.00%
C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $186,089 for the six months ended November 30, 2010. Of this amount, $151 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $184,848 was paid as sales commissions to broker-dealers and $1,090 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $817 and $1,866 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.01% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

26	California Tax-Free Income Fund | Semiannual report

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

A	$188,456	$88,537
B	17,858	1,298
C	131,366	9,085
Total	$337,680	$98,920

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,645,687	$17,205,448	2,230,303	$22,224,630
Distributions reinvested	294,117	3,062,861	626,781	6,291,925
Repurchased	(1,705,961)	(17,713,845)	(4,171,072)	(41,741,415)

Net increase (decrease)	233,843	$2,554,464	(1,313,988)	($13,224,860)

Class B shares

Sold	31,391	$331,623	52,185	$527,171
Distributions reinvested	3,234	33,682	8,978	89,842
Repurchased	(114,906)	(1,201,448)	(357,512)	(3,554,587)

Net decrease	(80,281)	($836,143)	(296,349)	($2,937,574)

Class C shares

Sold	428,125	$4,458,906	944,672	$9,509,157
Distributions reinvested	20,510	213,648	33,195	333,896
Repurchased	(184,962)	(1,939,913)	(314,838)	(3,149,433)

Net increase	263,673	$2,732,641	663,029	$6,693,620

Net increase (decrease)	417,235	$4,450,962	(947,308)	($9,468,814)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $4,619,256 and $9,221,120, respectively, for the six months ended November 30, 2010.

Semiannual report | California Tax-Free Income Fund	27

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock California Tax-Free Income Fund (the Fund), the sole series of John Hancock California Tax-Free Income Fund (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) among the Adviser, John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) and the Trust on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning

28	California Tax-Free Income Fund | Semiannual report

investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

Semiannual report | California Tax-Free Income Fund	29

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under separate agreements. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

California Tax-Free Income Fund	18.12%	1.81%	2.91%	4.57%
Barclays Capital Municipal Bond Index	12.91%	4.41%	4.32%	5.75%
Muni CA Long Category Median	15.34%	2.66%	3.31%	5.11%
Morningstar 15(c) Peer Group Median	15.86%	2.58%	3.14%	4.83%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

30	California Tax-Free Income Fund | Semiannual report

The Board considered presentations made by the Subadviser and the Adviser and noted that the Subadviser has improved performance over the one-year period due to its positioning in longer dated bonds as well as its greater exposure to credit. The Board concluded that the Fund’s underperformance was being responsibly addressed by the Adviser and Subadviser.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking the fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category median and slightly higher than the Peer Group median. The Board reviewed the Fund’s Gross and Net Expense Ratios of 0.87% for the Fund’s Class A shares. The Board noted that the Fund’s Gross Expense Ratio was inline with the Peer Group and Category medians. The Board also noted that the Fund’s Net Expense Ratio was inline with the Peer Group median and higher than the Category median. The Board also received and considered information relating to the Fund’s Gross Expense Ratio and Net Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among

Semiannual report | California Tax-Free Income Fund	31

various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

32	California Tax-Free Income Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Francis V. Knox, Jr.	companies to affirm that, to the best of their
Chief Compliance Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | California Tax-Free Income Fund	33

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock California Tax-Free Income Fund.	530SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock California Tax-Free Income Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011